Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Variable Insurance Funds
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000012148 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Index Portfolio
Class Name	Real Estate Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices and muddied the picture for future mortgage rates.
  It was a volatile year for real estate, and sectors posted wildly disparate returns. REITs in health care, data centers, retail, and multifamily residences were among those that posted strong double-digit gains, while REITs for industrials and telecom towers, among others, saw double-digit declines.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	4.74%	2.84%	4.99%
Real Estate Spliced Index	5.05%	3.12%	5.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,103,000,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 18,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,103
Number of Portfolio Holdings	158
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$18

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Data Center REITs	10.2%
Health Care REITs	11.8%
Industrial REITs	10.2%
Multi-Family Residential REITs	8.9%
Office REITs	3.4%
Other Specialized REITs	6.7%
Real Estate Services	7.5%
Retail REITs	13.8%
Self-Storage REITs	6.3%
Single-Family Residential REITs	4.1%
Telecom Tower REITs	10.2%
Other Assets and Liabilities—Net	6.9%

C000012152 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Portfolio
Class Name	Total Stock Market Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-by-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.
  For the decade ended December 31, the Fund performed roughly in line with its benchmark, which returned about 12.50%, annualized.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	23.71%	13.67%	12.37%
S&P Total Market Index	23.88%	13.78%	12.48%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,423,000,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$5,423
Number of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	87.2%
Vanguard Extended Market Index Fund Admiral Shares	12.8%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012156 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Portfolio
Class Name	Equity Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor’s 500 Index.
  U.S. economic growth hovered around 3% on a year-by-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive results for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the largest contributor to return. Financial and communication services stocks were also among the top contributors.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned a bit more than 13%, annualized.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Index Portfolio	24.84%	14.36%	12.95%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 11,479,000,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 253,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$11,479
Number of Portfolio Holdings	505
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$253

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.5%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012160 [Member]
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Portfolio
Class Name	Mid-Cap Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	15.08%	9.70%	9.41%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,891,000,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 46,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$2,891
Number of Portfolio Holdings	319
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$46

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.7%
Technology	13.9%
Telecommunications	1.0%
Utilities	8.2%
Other Assets and Liabilities—Net	0.1%

C000102905 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Portfolio
Class Name	Conservative Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The Fund targets an asset allocation of approximately 40% stocks and 60% bonds by investing in a range of underlying Vanguard funds. The Variable Insurance Funds Equity Index Portfolio, which returned 24.84%, helped performance the most; Extended Market Index Fund Admiral Shares returned 16.91%. Total International Stock Index Fund Admiral Shares returned 5.14%, Total International Bond Index Fund Admiral Shares 3.67%, and the Variable Insurance Funds Total Bond Market Index Portfolio 1.24%.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	7.49%	4.04%	4.90%
Conservative Allocation Composite Index	7.73%	4.35%	5.13%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 469,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$469
Number of Portfolio Holdings	6
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	42.2%
Vanguard Variable Insurance Funds—Equity Index Portfolio	20.8%
Vanguard Total International Bond Index Fund Admiral Shares	18.2%
Vanguard Total International Stock Index Fund Admiral Shares	15.4%
Vanguard Extended Market Index Fund Admiral Shares	3.4%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000102906 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Portfolio
Class Name	Moderate Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  The Fund targets an asset allocation of approximately 60% stocks and 40% bonds by investing in a range of underlying Vanguard funds. The Variable Insurance Funds Equity Index Portfolio, which returned 24.84%, helped performance the most; Extended Market Index Fund Admiral Shares returned 16.91%. Total International Stock Index Fund Admiral Shares returned 5.14%, Total International Bond Index Fund Admiral Shares 3.67%, and the Variable Insurance Funds Total Bond Market Index Portfolio 1.24%.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	10.32%	6.06%	6.52%
Moderate Allocation Composite Index	10.60%	6.46%	6.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 678,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$678
Number of Portfolio Holdings	6
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Equity Index Portfolio	32.0%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	28.3%
Vanguard Total International Stock Index Fund Admiral Shares	22.7%
Vanguard Total International Bond Index Fund Admiral Shares	12.2%
Vanguard Extended Market Index Fund Admiral Shares	4.9%
Other Assets and Liabilities—Net	(0.1)%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000192542 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Index Portfolio
Class Name	Global Bond Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its expense-free benchmark, the Global Bond Composite Index.
  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for the European Central Bank, the Bank of England, and the U.S. Federal Reserve to begin cutting short-term interest rates this past summer, although longer-term rates moved higher in December in a number of markets.
  Returns were positive for most countries. Generally, bonds with shorter maturities returned more than those with longer maturities. Outside the U.S., lower-rated investment-grade bonds tended to outperform higher-rated ones. Inside the U.S., the highest- and lowest-rated investment-grade bonds outperformed those in the middle.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	2.03%	-0.23%	1.04%
Global Bond Composite Index	2.07%	-0.11%	1.16%
Bloomberg Global Aggregate Float Adjusted Index*	-1.09%	-1.54%	-0.42%
Bloomberg Global Aggregate Float Adjusted Index Hedged	3.54%	0.52%	1.73%
*
The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg Global Aggregate Float Adjusted Index is considered broadly representative of the overall securities market applicable to the Fund.

Performance Inception Date	Sep. 07, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 488,000,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$488
Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0%
Other Assets and Liabilities—Net	0.0%

C000192543 [Member]
Shareholder Report [Line Items]
Fund Name	Total International Stock Market Index Portfolio
Class Name	Total International Stock Market Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund underperformed its benchmark, the FTSE Global All Cap ex US Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the published prices for the same securities. This practice is known as fair-value pricing.
  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for the European Central Bank, the Bank of England, and the U.S. Federal Reserve to begin cutting short-term interest rates this past summer, although longer-term rates moved higher in December in a number of markets.
  Among economic sectors, financial and information technology stocks contributed most to the benchmark’s return. Detractors included basic materials and consumer staples stocks.
  Note that the Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	5.06%	4.23%	4.19%
FTSE Global All Cap ex US Index	5.53%	4.42%	4.43%
MSCI All Country World Index ex USA Net	5.53%	4.10%	4.21%

Performance Inception Date	Sep. 07, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,561,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,561
Number of Portfolio Holdings	8
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0%
Vanguard Developed Markets Index Fund Admiral Shares	28.0%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	19.4%
Vanguard European Stock Index Fund Admiral Shares	11.5%
Vanguard Pacific Stock Index Fund Admiral Shares	7.8%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.2%
Vanguard FTSE Canada All Cap Index ETF	2.1%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, its expense ratio was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature